Condensed Financial Information of Deswell Industries, Inc. (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Condensed Financial Information of Deswell Industries, Inc. (Details) [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company		$ 54,722		$ 58,900
China, Yuan Renminbi
Condensed Financial Information of Deswell Industries, Inc. (Details) [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company | ¥			¥ 376		¥ 376
Subsidiary of Common Parent [Member]
Condensed Financial Information of Deswell Industries, Inc. (Details) [Line Items]
Amount of related party transaction	$ 90